OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Accrued expenses and other payables	$ 13,829	$ 9,458
Subcontractors accrual	1,106	1,114
Accrued taxes	14,820	6,074
Contingent consideration related to acquisition	3,405	3,167
Total other payables and accrued expenses	$ 33,160	$ 19,813